                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]: Amendment Number:

      This Amendment (Check only one):   [_] is a restatement
                                         [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Stifel Financial Corp.
Address: One Financial Plaza
         501 North Broadway
         St. Louis, Missouri 63102-2102

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James M. Zemlyak
Title:   Chief Financial Officer
Phone:   (314) 342-2000

Signature, Place and Date of Signing:

  /s/ James M. Zemlyak            St. Louis, Missouri       February 15, 2013
--------------------------   ------------------------   ------------------------
        Signature                  City, State                    Date

Report Type (Check only one):

[_] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[X] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

List of Other Managers Reporting for this Manager:

Form 13F File Number           Name
-------------------------      -------------------------------

028-06972                      Stifel Nicolaus & Company, Inc.
028-13899                      Missouri Valley Partners, Inc.
028-15069                      Timberline Asset Management LLC